Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Mar. 31, 2013
ASSETS
Cash		$ 518
Total Current Assets		518
Current Liabilities
Accounts Payable	3,337	5,987
Accrued Expenses	2,250	5,255
Loans Payable Related Parties- Principal (Note 4)	47,858	36,299
Loans Payable Related Parties- Accrued Interest (Note 4)	7,382	5,874
Total Current Liabilities	60,827	53,415
STOCKHOLDERS’ EQUITY
Common Stock - 250,000,000 authorized at $0.001 par value 47,100,060 Issued and Outstanding at September 30, 2013 and March 31, 2013, respectively	47,100	47,100
Additional paid-in capital	74,650	74,650
Deficit Accumulated During the Development Stage	(182,577)	(174,647)
Total Stockholders’ Equity (Deficit)	(60,827)	(52,897)
Total Liabilities and Stockholders’ Equity		$ 518